Debt - OEM Financing Arrangements (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Interest expense	$ 256,162	$ 67,097	$ 513,533	$ 107,600	$ 349,203	$ 26,967	$ 8,374
OEM Financing Arrangements
Debt Instrument [Line Items]
Face amount	$ 2,200,000		$ 2,200,000		1,300,000
Debt issuance costs					0
Interest expense					$ 60,000
OEM Financing Arrangements | Minimum
Debt Instrument [Line Items]
Term	2 years		2 years		2 years
Effective interest rate	9.00%		9.00%		9.00%
OEM Financing Arrangements | Maximum
Debt Instrument [Line Items]
Term	3 years		3 years		3 years
Effective interest rate	10.00%		10.00%		11.00%